Employee Benefits - Weighted Average Assumptions Used to Determine Net Periodic Benefit Cost (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Health care cost trend rate
One percent increase
One percent decrease
Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.07%	5.07%	5.66%
Expected return on plan assets	7.50%	8.00%	8.25%
Rate of compensation increase	4.08%	4.05%	4.02%
Postretirement Welfare Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	3.10%	4.30%	4.90%
Expected return on plan assets	1.50%	2.25%	3.50%
Rate of compensation increase
Prior to age 65 [Member] | Net Periodic Benefit Cost Assumptions [Member]
Health care cost trend rate
Health care cost trend rate	8.00%	8.00%	8.00%
After age 65 [Member] | Net Periodic Benefit Cost Assumptions [Member]
Health care cost trend rate
Health care cost trend rate	8.00%	12.00%	14.00%